UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Matrix Capital Management
Address:  100 Winter Street
          Waltham, MA. 02154

13 File Number: 28-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Johnson
Title:     Chief Financial Officer & Chief Compliance Officer
Phone:
Signature, Place and Date of Signing:

    Christopher Johnson, May 15, 007


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    482128

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADAMS RESPIRATORY TH ERAPEUTIC COMMON STOCK     00635P107     3492   103826 SH       SOLE                 103826        0        0
D ANALOG DEVICES INC  COM STK    COMMON STOCK     032654105    17941   520169 SH       SOLE                 520169        0        0
D AUTODESK INC  COM STK          COMMON STOCK     052769106    11474   305167 SH       SOLE                 305167        0        0
D CHESAPEAKE ENGERGY cORP 	 cOMMON STOCK	  165167107    10061   325820 SH       SOLE	            325820        0        0
D CIA ENERGETICA DE MI NAS GERAI ADRS STOCKS      204409601     8747   179786 SH       SOLE                 179786        0        0
D CREDICORP LTD USD5.0  ORDS (US COMMON STOCK     G2519Y108     9126   187273 SH       SOLE                 187273        0        0
D CVS CAREMARK CORP  COM STK     COMMON STOCK     126650100    55372  1621920 SH       SOLE                1621920        0        0
D EXPRESS SCRIPTS INC  COM STK   COMMON STOCK     302182100     4075    50489 SH       SOLE                  50489        0        0
D GRUPO TELEVISA SA  ADR         ADRS STOCKS      40049J206    10165   341093 SH       SOLE                 341093        0        0
D LAN AIRLINES SA  CHI LE ADR    ADRS STOCKS      501723100     3584    52017 SH       SOLE                  52017        0        0
D LINEAR TECHNOLOGY CO RP COM ST COMMON STOCK     535678106    16259   514690 SH       SOLE                 514690        0        0
D MASTERCARD INC CL A COM STK    COMMON STOCK     57636Q104    61209   576139 SH       SOLE                 576139        0        0
D MAXIM INTEGRATED PRO DS INC CO COMMON STOCK     57772K101    13970   475181 SH       SOLE                 475181        0        0
D NET 1 UEPS TECHNOLOG IES INC C COMMON STOCK     64107N206    21969   882989 SH       SOLE                 882989        0        0
D NETEASE COM INC  ADR           ADRS STOCKS      64110W102    11609   654408 SH       SOLE                 654408        0        0
D NEWS CORP CL A COM STK         COMMON STOCK     65248E104    54306  2348867 SH       SOLE                2348867        0        0
D NYMEX HOLDINGS INC             COMMON STOCK     62948N104    35981   265031 SH       SOLE                 265031        0        0
D QUEST SOFTWARE INC  COM STK    COMMON STOCK     74834T103     7476   459484 SH       SOLE                 459484        0        0
D SAIC INC                       COMMON STOCK     78390X101    38034  2195942 SH       SOLE                2195942        0        0
D TRAVELERS COS INC  COM STK     COMMON STOCK     89417E109    34676   669807 SH       SOLE                 669807        0        0
D TRIDENT MICROSYSTEMS  INC COM  COMMON STOCK     895919108     3180   158504 SH       SOLE                 158504        0        0
D TWEEN BRANDS INC  COM STK      COMMON STOCK     901166108    11644   325974 SH       SOLE                 325974        0        0
D UNITED TECHNOLOGIES CORP       COMMON STOCK     913017109     3833    58963 SH       SOLE                  58963        0        0
D USA MOBILITY INC COM           COMMON STOCK     90341G103     6842   343314 SH       SOLE                 343314        0        0
D VIASAT INC  COM STK            COMMON STOCK     92552V100    15853   480842 SH       SOLE                 480842        0        0
D WELLPOINT HEALTH NET WORKS INC COMMON STOCK     94973V107    11250   138712 SH       SOLE                 138712        0        0
S REPORT SUMMARY                 25 DATA RECORDS              482128        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED